Accounts receivable - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Losses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Accounts Receivable Net Of Allowance For Expected Credit Losses Abstract
Accounts receivables	$ 12,209,447	$ 13,927,099
Less: allowance for expected credit losses	(73,990)	(412,392)
Total	$ 12,135,457	$ 13,514,707